RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2012
RELATED PARTIES
Schedule of accounts receivable from and accounts payable to related parties

	December 31,
	2012	2011
Accounts receivable:
MTS Bank, a subsidiary of Sistema	$4,498	$672
NVision Group, a subsidiary of Sistema	4,111	2,736
Intellect Telecom, a subsidiary of Sistema	379	359
Other related parties	2,077	721

Total accounts receivable, related parties	$11,065	$4,488
Accounts payable:
NVision Group, a subsidiary of Sistema	$40,499	$37,652
MTS Bank, a subsidiary of Sistema	11,980	15
Maxima, a subsidiary of Sistema	10,001	11,986
Sitronics, a subsidiary of Sistema	5,854	5,063
Other related parties	8,646	2,266

Total accounts payable, related parties	$76,980	$56,982

Schedule of operating transactions with related parties

        For the years ended December 31, 2012, 2011 and 2010, operating transactions with related parties are as follows:

	2012	2011	2010
Revenues from related parties:
MTS Belarus, an associated company of the Group (roaming services)	$6,716	$6,520	$2,589
NVision Group, subsidiaries of Sistema (fixed line services)	$3,303	$4,218	$3,577
MTS Bank, a subsidiary of Sistema (mobile services)	2,822	657	912
Svyazinvest (interconnection, commission for provision of DLD/ILD services and other)	$—	$—	$33,869
Sky Link (interconnection and other)	—	—	7,395
Other related parties	2,980	2,086	3,915

Total revenues from related parties	$15,821	$13,481	$52,257

Operating expenses incurred on transactions with related parties:
Maxima, a subsidiary of Sistema (advertising)	$61,187	$81,905	$76,158
NVision Group, a subsidiary of Sistema (IT consulting)	35,866	48,023	56,610
MTS Belarus, an associated company of the Group (roaming and interconnection services)	13,633	10,516	5,539
AB Safety, an affiliate of Sistema (security services)	11,077	10,075	9,267
Elavius, a subsidiary of Sistema (transportation services)	11,285	—	—
Mediaplanning, a subsidiary of Sistema (advertising)	—	1,005	59,171
Svyazinvest (interconnection and other)	—	—	29,210
Sistema-Invenchur, (consulting services related to the sale of Svyazinvest shares (Note 15))	—	—	11,262
City Hals (rent, repair, maintenance and cleaning services)	—	—	9,542
Other related parties	15,241	10,792	15,584

Total operating expenses incurred on transactions with related parties	$148,289	$162,316	$272,343

Schedule of investments in and loans to related parties

	December 31,
	2012	2011
Loans to, promissory notes and investments in shares of related parties:
Other investments (Note 16)
Sistema	$20,362	$19,209
MTS Bank, a subsidiary of Sistema	69,141	—

Total other investments to related parties	$89,503	$19,209

Investments in shares (Note 16)
MTS Bank, a subsidiary of Sistema	$5,226	$4,930
Sistema Mass Media, a subsidiary of Sistema	3,840	3,622
Other	1,002	946

Total investments in shares of related parties	$10,068	$9,498